Long-term Debt (US Dollar-denominated Debt) (Details) CAD in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD
Debt Instrument [Line Items]
Debt outstanding | CAD		CAD 11,739		CAD 11,854
US Dollar-Denominated
Debt Instrument [Line Items]
Debt outstanding	$ 7,061	8,876	$ 7,284	9,780
Notes and Debentures [Member] | US Dollar-Denominated
Debt Instrument [Line Items]
Debt outstanding | $	6,175		6,675
Commercial Paper [Member]
Debt Instrument [Line Items]
Debt outstanding | CAD		955		605
Commercial Paper [Member] | US Dollar-Denominated
Debt Instrument [Line Items]
Debt outstanding | $	760		451
Accounts Receivable Securitization [Member]
Debt Instrument [Line Items]
Debt outstanding | CAD		421		0
Accounts Receivable Securitization [Member] | US Dollar-Denominated
Debt Instrument [Line Items]
Debt outstanding | $	80		0
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt outstanding | CAD		CAD 158		CAD 344
Capital Lease Obligations [Member] | US Dollar-Denominated
Debt Instrument [Line Items]
Debt outstanding | $	$ 46		$ 158